STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

Supplement dated March 15, 2010 to Statement of Additional Information dated July 31, 2009

The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” on page 39 with respect to the Multi-Manager Emerging Markets Equity and Multi-Manager Small Cap Funds is deleted and replaced with the following:

Fund	Sub-Advisers

Multi-Manager Emerging Markets Equity Fund	Axiom International Investors, LLC (“Axiom”)
PanAgora Asset Management, Inc. (“PanAgora”)
Trilogy Global Advisors, LLC (“Trilogy”)
Westwood Global Investments, LLC (“Westwood”)

Multi-Manager Small Cap Fund	Copper Rock Capital Partners LLC (“Copper Rock”)
MetWest Capital
OFI Institutional Asset Management, Inc. (“OFI”)
Riverbridge Partners, LLC (“Riverbridge”)

The following ownership and control information is added to the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 40:

Trilogy

Trilogy is 100% employee-owned. William Sterling, Trilogy’s Chief Executive Officer and Chief Investment Officer, owns a controlling interest in Trilogy. Trilogy is located at 1114 Avenue of the Americas, 28th Floor, New York, NY 10036.

Riverbridge

Riverbridge is a 100% employee-owned company. Mark A. Thompson owns a controlling interest in Riverbridge. Riverbridge is located at 801 Nicollet Mall Suite 600, Minneapolis, MN 55402.

The following information with respect to Trilogy is added to the “PORTFOLIO MANAGERS” table under “Multi-Manager Emerging Markets Equity Fund” on page 51:

Fund	Portfolio Manager
Multi-Manager Emerging Markets Equity Fund	Trilogy
Pablo Salas
William Sterling
Robert Beckwitt

The information with respect to William Blair that appears in the “PORTFOLIO MANAGERS” table under “Multi-Manager Small Cap Fund” on page 53 is deleted and replaced with the following:

Fund	Portfolio Manager
Multi-Manager Small Cap Fund	Riverbridge
Mark A. Thompson
Rick D. Moulton
Dana L. Feick
Philip W. Dobrzynski

The following information is added to the section entitled “Accounts Managed by the Portfolio Managers – Multi-Manager Emerging Markets Equity Fund” beginning on page 53:

Trilogy

The table below discloses accounts within each type of category listed below for which Pablo Salas was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	1	$57	0	$0
Other Pooled Investment Vehicles:	1	$215	1	$151
Other Accounts:	14	$3,067	2	$284

The table below discloses accounts within each type of category listed below for which William Sterling was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	2	$95	0	$0
Other Pooled Investment Vehicles:	5	$811	1	$151
Other Accounts:	53	$11,540	5	$1,563

The table below discloses accounts within each type of category listed below for which Robert Beckwitt was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	2	$95	0	$0
Other Pooled Investment Vehicles:	5	$811	1	$151
Other Accounts:	53	$11,540	5	$1,563

The information under the section entitled “Accounts Managed by the Portfolio Managers – Multi-Manager Small Cap Fund” on page 71 with respect to William Blair is deleted and the following information is added:

Riverbridge

The table below discloses accounts within each type of category listed below for which Mark A. Thompson was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2009.

Type of Accounts	Total # of Accounts Managed*	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$168	0	$0
Other Pooled Investment Vehicles:	4	$91	0	$0
Other Accounts:	136	$1,478	3	$4

The table below discloses accounts within each type of category listed below for which Rick D. Moulton, CFA was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2009.

Type of Accounts	Total # of Accounts Managed*	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$168	0	$0
Other Pooled Investment Vehicles:	4	$91	0	$0
Other Accounts:	136	$1,478	3	$4

The table below discloses accounts within each type of category listed below for which Dana L. Feick, CFA was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2009.

Type of Accounts	Total # of Accounts Managed*	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$168	0	$0
Other Pooled Investment Vehicles:	4	$91	0	$0
Other Accounts:	136	$1,478	3	$4

The table below discloses accounts within each type of category listed below for which Philip W. Dobrzynski, CFA was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2009.

Type of Accounts	Total # of Accounts Managed*	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$168	0	$0
Other Pooled Investment Vehicles:	4	$91	0	$0
Other Accounts:	136	$1,478	3	$4

*All Riverbridge portfolios are team managed

The following information as of March 5, 2010 is added to the section “Material Conflicts of Interest – Multi-Manager Emerging Markets Equity Fund” beginning on page 72:

Trilogy

Trilogy manages multiple accounts, which may have similar investment strategies, guidelines and objectives, and may track the same benchmark as other accounts. These other accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts and collective pools. Some accounts may have fee structures different from other accounts, which may include having a performance fee, and this may create an incentive to favor such account with certain trades. Trilogy’s management of such other accounts may create potential conflicts of interest regarding allocation of investment opportunities, cross trading and the aggregation and allocation of trades. In addition, there are some circumstances, for example where an account has different guidelines, where Trilogy may make opposing investment decisions for one or more other accounts. In accordance with its fiduciary duties to all of its clients, Trilogy has adopted compliance policies and procedures designed to manage these conflicts and to treat all of its clients fairly and equitably. Trilogy periodically reviews its accounts to verify consistency with its policies and procedures are being followed. Trilogy and/or its employees and certain other related persons may from time to time buy, sell or hold securities or other investment vehicles that Trilogy also buys, sells or holds on behalf of client accounts. Trilogy has adopted policies and procedures designed to minimize potential conflicts of interest relating from such activity.

Trilogy’s policy is to seek best execution on behalf of its clients, and chooses the brokers used for portfolio transactions with this goal in mind. Subject to obtaining best execution, Trilogy may execute client transactions with broker-dealers who provide investment research products and/or services, and who may charge a higher commission rate than may be available from another broker. Trilogy will make a good faith determination that the amount of commission and other fees paid to any broker that provides research is reasonable in relation to the value of all brokerage and research services provided by the broker-dealer, viewed in terms of the particular transaction or Trilogy’s overall responsibilities to its clients. Research obtained from any particular broker-dealer may be used to service some or all of Trilogy’s client accounts, but are not restricted to use only for those accounts paying such broker-dealer. Certain accounts may benefit disproportionately from research provided by brokers based on the relative amounts of commissions paid by each account.

The information in “Material Conflicts of Interest – Multi-Manager Small Cap Fund” on page 83 with respect to William Blair is deleted and the following information as of March 5, 2010 is added:

Riverbridge

Potential conflicts of interest may arise because the Riverbridge investment team engages in portfolio management activities for other accounts. Examples of other accounts include, without limitation, separately managed accounts, institutional accounts, other investment companies and pooled investment vehicles. Riverbridge seeks to ensure that the Fund does not receive preferential treatment relative to Riverbridge’s other accounts, nor the Fund is disadvantaged in any way.

Because the Riverbridge investment team generally manages multiple accounts with similar investment objectives and strategies, Riverbridge is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among Riverbridge’s various client accounts. Where Riverbridge seeks to purchase securities for the account of the Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions. Accounts may be traded at different times due to extenuating circumstances that include tax status, client restrictions and other portfolio management issues.

Riverbridge’s overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. Riverbridge maintains relationships with many institutional brokers to ensure best execution of trades. The Investment Team evaluates brokerage relationships on a regular basis based on a number of factors including the value of research products or services provided, commission rates, opportunity for price improvement, speed and likelihood of execution, and avoidance of market impact. In all cases, obtaining the best all-in price at a fair commission for the clients is of paramount concern. Riverbridge has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Exchange Act, which permits Riverbridge to cause an account to pay commission rates in excess of those another broker-dealer would have charged, if Riverbridge determines in good faith that the commission paid is reasonable in relation to the value of the research and/or products provided. Research and/or products received from broker-dealers may be used to provide service for all of Riverbridge’s accounts, and not solely for the account(s) which generate the commissions from which the research or product derives.

The following information as of March 5, 2010 is added to the section “Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager Emerging Markets Equity Fund” beginning on page 84:

Trilogy

The primary elements of total compensation for Trilogy portfolio managers are a base salary and a variable annual performance cash incentive award. In addition, long term non-cash incentives such as equity ownership may be awarded from time to time. Furthermore, each senior portfolio manager is currently an equity shareholder in Trilogy, which encourages retention and provides full participation in the success of the business. The base salary portion of total compensation for portfolio managers represents a relatively small portion of total compensation for the portfolio managers. Compensation is structured in this way to create strong incentives for overall portfolio manager performance. A portfolio manager’s base salary is determined by the manager’s experience and competitive market data on like positions. The portfolio manager’s bonus is determined by the Trilogy Compensation Committee and is modified each year as appropriate to reflect changes in the market and takes into account other factors including, among others, individual performance, pre-tax product investment performance versus appropriate peer groups or benchmarks, attainment of specified goals, teamwork, success of investment ideas, leadership and the success of the firm and its investment products. The Trilogy Compensation Committee evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third-party industry compensation consultant. No material differences exist between the compensation structure that exists for portfolio managers responsible for mutual fund accounts and that of portfolio managers responsible for other types of accounts.

The information in “Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager Small Cap Fund” on page 94 with respect to William Blair is deleted and the following information as of March 5, 2010 is added:

Riverbridge

Riverbridge Partners has a very direct incentive method: members of the investment team, including Mark A. Thompson, are owners of the business. This structure directly aligns the pre-tax performance of client portfolios with investment team members’ compensation. The members of the investment team receive a modest base salary. The remainder of their compensation is comprised of a combination of an individual-based performance bonus, as well as a bonus tied to the performance of the overall firm. Riverbridge Partners measures performance over an unlimited time period, but places greater emphasis on the most recent three-year period. The benchmarks used to measure performance include the Russell 2000 Growth, Russell 2000 and the S&P 600 Growth indices.

The Riverbridge investment team is not compensated on a different structure or methodology for their management of the Fund versus other accounts they manage.

The information regarding William Blair under the section entitled “Disclosure of Securities Ownership” on page 96 is deleted and the following information as of March 12, 2010 is added:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Trilogy
Pablo Salas	Multi-Manager Emerging Markets Equity Fund	$0
William Sterling	Multi-Manager Emerging Markets Equity Fund	$0
Robert Beckwitt	Multi-Manager Emerging Markets Equity Fund	$0

Riverbridge
Mark A. Thompson	Multi-Manager Small Cap Fund	$0
Rick D. Moulton	Multi-Manager Small Cap Fund	$0
Dana L. Feick	Multi-Manager Small Cap Fund	$0
Philip W. Dobrzynski	Multi-Manager Small Cap Fund	$0